Annual Total Returns (Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares Institutional) (Vanguard S&P Small-Cap 600 Value Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2013
Vanguard S&P Small-Cap 600 Value Index Fund | Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares
Annual Total Return
2012	17.97%
2011	(1.54%)